Investment Strategy - Managed Futures Plus ETF	Apr. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing in and combining the benefits of two investment strategies: an active, managed futures strategy (Managed Futures Strategy) and a U.S. equity strategy (U.S. Equity Strategy). The Managed Futures Strategy will predominately invest in derivatives to gain long and/or short exposure to global equity markets, fixed income markets, commodities and currencies in a manner that may deliver performance that is not solely dependent on traditional stock or bond markets. The U.S. Equity Strategy invests in equity securities and derivatives in order to provide exposure to the U.S. large-capitalization equity market. Under normal circumstances, the Fund seeks to provide full exposure to each of the Managed Futures Strategy and the U.S. Equity Strategy, simultaneously. The performance of your investment in the Fund is influenced by the performance and fluctuations of each strategy, effectively combining the returns of both strategies within a single investment. The Fund accomplishes this by employing financial instruments, including but not limited to, futures contracts, options, and swaps. The Fund’s aggregate notional exposure will exceed its net assets, which can amplify both gains and losses. As a result, the Fund may experience greater volatility and risk of loss compared to a traditional fund that invests in only one strategy or does not employ such financial techniques. The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified exchange-traded fund in the securities of a limited number of issuers. The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover. Managed Futures Strategy: The Fund’s Managed Futures Strategy employs the adviser’s proprietary models through a systematic investment process to identify and profit from opportunities across a diverse range of asset classes, including equities, fixed income, currencies, and commodities. This strategy consists of two core components: (1) a trend sub-strategy, which seeks to identify and capitalize on price trends across various asset classes based on a range of proprietary signals, evaluated over a range of time horizons, and (2) a systematic macro alpha sub-strategy, which seeks to identify and capitalize on directional and relative value alpha opportunities based on a range of proprietary signals that may span fundamental, valuation, risk, and technical inputs. To implement the strategy, the adviser invests globally, utilizing derivatives such as swaps, futures, options, and forward contracts in addition to individual stocks to gain long and short exposures. The strategy may maintain a net long market exposure (where long exposure exceeds short exposure), a neutral aggregate exposure (where long and short exposures are equal), or a net short market exposure (where short exposure exceeds long exposure). Additionally, the strategy may have aggregate long or short exposure to specific sectors, markets, or currencies, based on the adviser’s outlook for those segments. Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, are used as an efficient means of implementing the strategy to gain its targeted exposures to a desired return factor, hedge investments, and manage risk. The strategy will generally invest in futures and forward contracts but may invest in other derivative instruments including, but not limited to, interest rate, total return, credit default and credit default index swaps. The strategy may also invest in derivatives based on foreign currencies. Under normal market conditions, the adviser expects that a significant portion of the Fund’s exposure will be achieved through derivatives. As a result, the Fund and its Subsidiary (as defined below) may hold substantial amounts in JPMorgan money market funds, cash and cash equivalents and short-term investments as collateral. The Managed Futures Strategy will gain exposure to commodity markets indirectly by investing up to 25% of the Fund’s assets in the Managed Futures Plus Fund CS Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is also advised by the adviser. The Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps, and other investments and cash and cash equivalent instruments to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in such commodity-linked derivative instruments. The Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The adviser employs proprietary models through a systematic investment process to determine the Managed Futures Strategy’s weightings among various investments and to construct sets of transactions and investments. The amount of total assets the adviser invests in any one particular instrument will vary and generally depend on the signals employed by the adviser at that time and the level of risk targeted by said signal(s) over the long term. There are no stated percentage limitations on the amount that can be invested in any one type of instrument and the adviser may, at times, focus on a smaller number of instruments. As a result of the Managed Futures Strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The Managed Futures Strategy may also utilize global equity securities, including securities which are not included in broad-based equity indexes. U.S. Equity Strategy: The Fund’s U.S. Equity Strategy is designed to provide strategic exposure to large-capitalization U.S. equities, with the objective of capturing long-term returns that are broadly representative of the U.S. equity market. The Fund may achieve this exposure through a combination of direct investments in common stocks of U.S. issuers that replicate the performance of broad-based U.S. equity indexes, and/or futures contracts on U.S. equity indices. For direct investments, the Fund will primarily invest in large-capitalization companies, defined as those with market capitalizations above $10 billion at the time of purchase. The Fund may also invest in futures contracts that provide efficient and liquid exposure to the U.S. large-cap equity market. The U.S. Equity Strategy is intended to provide broad, strategic exposure to the U.S. equity market and is not designed to capture short-term macro trends. Each strategy will be managed taking into account the investment approach and returns of the other strategy.